VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	France: 6.1%
43,325	L’Oreal S.A.	$12,116,693	3.0
70,020	Pernod Ricard SA	12,462,264	3.1
		24,578,957	6.1

	Germany: 5.2%
177,655	SAP SE	20,905,337	5.2

	Italy: 1.0%
447,188	Davide Campari-Milano SpA	4,039,437	1.0

	Netherlands: 3.6%
134,285	Heineken NV	14,504,464	3.6

	United Kingdom: 21.0%
308,749	British American Tobacco PLC	11,402,121	2.8
327,643	Experian PLC	10,477,684	2.6
391,395	Reckitt Benckiser Group PLC	30,559,734	7.6
163,188	Relx PLC (EUR Exchange)	3,880,117	1.0
421,967	Relx PLC (GBP Exchange)	10,021,548	2.5
301,885	Unilever PLC	18,143,788	4.5
		84,484,992	21.0

	United States: 61.0%
157,324	Abbott Laboratories	13,163,299	3.3
97,728	Accenture PLC	18,797,981	4.7
83,339	Automatic Data Processing, Inc.	13,452,581	3.3
202,613	Baxter International, Inc.	17,722,559	4.4
50,150	Becton Dickinson & Co.	12,685,944	3.1
69,461	Church & Dwight Co., Inc.	5,226,246	1.3
270,872	Coca-Cola Co.	14,746,272	3.7
105,554	Danaher Corp.	15,245,164	3.8
19,410	Factset Research Systems, Inc.	4,716,048	1.2
70,097	Fidelity National Information Services, Inc.	9,306,078	2.3
91,597	Fox Corp. - Class A	2,888,511	0.7
76,492	Fox Corp. - Class B	2,412,558	0.6
233,830	Microsoft Corp.	32,509,385	8.1
26,961	Moody’s Corp.	5,522,422	1.4
88,257	Nike, Inc.	8,289,097	2.1
359,812	Philip Morris International, Inc.	27,320,525	6.8
33,109	Thermo Fisher Scientific, Inc.	9,643,658	2.4
122,934	Visa, Inc. - Class A	21,145,877	5.3
81,129	Zoetis, Inc.	10,107,862	2.5
		244,902,067	61.0

	Total Common Stock
	(Cost $299,782,465)	393,415,254	97.9

SHORT-TERM INVESTMENTS: 1.9%
		Mutual Funds: 1.9%
7,476,919	(1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.860% (Cost $7,476,919)	$7,476,919	1.9

		Total Short-Term Investments (Cost $7,476,919)	7,476,919	1.9

		Total Investments in Securities (Cost $307,259,384)	$400,892,173	99.8
		Assets in Excess of Other Liabilities	924,957	0.2
		Net Assets	$401,817,130	100.0

(1)	Rate shown is the 7-day yield as of September 30, 2019.

Sector Diversification	Percentage of Net Assets
Consumer Staples	37.5%
Information Technology	28.9
Health Care	19.5
Industrials	6.1
Financials	2.5
Consumer Discretionary	2.1
Communication Services	1.3
Short-Term Investments	1.9
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
France	$–	$24,578,957	$–	$24,578,957
Germany	–	20,905,337	–	20,905,337
Italy	–	4,039,437	–	4,039,437
Netherlands	–	14,504,464	–	14,504,464
United Kingdom	–	84,484,992	–	84,484,992
United States	244,902,067	–	–	244,902,067
Total Common Stock	244,902,067	148,513,187	–	393,415,254
Short-Term Investments	7,476,919	–	–	7,476,919
Total Investments, at fair value	$252,378,986	$148,513,187	$–	$400,892,173

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $308,279,846.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$108,897,752
Gross Unrealized Depreciation	(15,785,162)

Net Unrealized Appreciation	$93,112,590